Cover	Feb. 28, 2023
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A is being filed by Faraday Future Intelligent Electric Inc., a Delaware corporation (the “Company”), as an amendment (the “Amendment”) to the Current Report on Form 8-K that the Company filed with the Securities and Exchange Commission on March 1, 2023 to announce the preliminary results of the special meeting of stockholders held by the Company on February 28, 2023 (the “Special Meeting”). This Amendment is being filed to disclose the final voting results received from the independent inspector of elections for the Special Meeting.
Document Period End Date	Feb. 28, 2023
Entity File Number	001-39395
Entity Registrant Name	Faraday Future Intelligent Electric Inc.
Entity Central Index Key	0001805521
Entity Tax Identification Number	84-4720320
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	18455 S. Figueroa Street
Entity Address, City or Town	Gardena
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90248
City Area Code	424
Local Phone Number	276-7616
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Class A common stock, par value $0.0001 per share
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	FFIE
Security Exchange Name	NASDAQ
Redeemable warrants, exercisable for shares of Class A common stock at an exercise price of $11.50 per share
Title of 12(b) Security	Redeemable warrants, exercisable for shares of Class A common stock at an exercise price of $11.50 per share
Trading Symbol	FFIEW
Security Exchange Name	NASDAQ